Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings Inc.(a)	657,735	$34,761,295
Aerovironment Inc.(a)(b)	197,136	17,131,118
Cubic Corp.	33,057	2,050,856
Kaman Corp.	26,476	1,512,574
Kratos Defense & Security Solutions Inc.(a)(b)	1,105,523	30,324,496
National Presto Industries Inc.	2,626	232,217
PAE Inc.(a)(b)	547,344	5,024,618
Parsons Corp.(a)(b)	149,912	5,458,296
Vectrus Inc.(a)	39,859	1,981,790

		98,477,260

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	535,282	16,775,738
Atlas Air Worldwide Holdings Inc.(a)(b)	15,108	823,990
Forward Air Corp.	153,141	11,767,355

		29,367,083

Airlines — 0.0%
Allegiant Travel Co.	14,306	2,707,267

Auto Components — 1.4%
Dorman Products Inc.(a)(b)	242,680	21,069,477
Fox Factory Holding Corp.(a)(b)	376,965	39,848,970
Gentherm Inc.(a)(b)	298,295	19,454,800
LCI Industries	224,410	29,101,489
Motorcar Parts of America Inc.(a)	22,027	432,170
Patrick Industries Inc.	192,005	13,123,542
Standard Motor Products Inc.	29,842	1,207,407
Visteon Corp.(a)(b)	252,475	31,690,662
XPEL Inc.(a)(b)	151,989	7,836,553

		163,765,070

Automobiles — 0.1%
Winnebago Industries Inc.	283,425	16,988,495

Banks — 0.7%
Altabancorp	9,063	253,039
Bank First Corp.(b)	53,155	3,445,507
Bank7 Corp.	11,867	168,511
Baycom Corp.(a)	28,991	439,794
Cambridge Bancorp.	12,269	855,763
Century Bancorp. Inc./MA, Class A, NVS	3,586	277,413
Coastal Financial Corp./WA(a)(b)	7,446	156,366
Customers Bancorp. Inc.(a)	19,367	352,092
Eastern Bankshares Inc.(a)(b)	252,610	4,120,069
Esquire Financial Holdings Inc.(a)(b)	20,208	387,792
First Financial Bankshares Inc.	1,175,334	42,517,707
First Foundation Inc.	85,565	1,711,300
Glacier Bancorp. Inc.	90,512	4,164,457
Hanmi Financial Corp.	20,843	236,360
Independent Bank Corp.	21,177	1,546,768
Investors Bancorp. Inc.	579,323	6,117,651
Lakeland Financial Corp.	13,970	748,513
Meridian Corp.	8,893	184,974
National Bank Holdings Corp., Class A	63,487	2,079,834
Northeast Bank(a)	7,068	159,171
Reliant Bancorp Inc.	5,757	107,195
ServisFirst Bancshares Inc.(b)	328,027	13,216,208
Stock Yards Bancorp. Inc.	27,592	1,116,924
Unity Bancorp. Inc.	6,410	112,496
West Bancorp. Inc.	22,377	431,876

Security	Shares	Value

Banks (continued)
Westamerica Bancorp.	31,271	$1,728,974

		86,636,754

Beverages — 0.4%
Celsius Holdings Inc.(a)(b)	323,731	16,286,907
Coca-Cola Consolidated Inc.(b)	42,809	11,398,752
MGP Ingredients Inc.(b)	87,565	4,120,809
National Beverage Corp.	107,631	9,137,872
NewAge Inc.(a)(b)	402,438	1,058,412

		42,002,752

Biotechnology — 19.0%
89bio Inc.(a)(b)	74,798	1,822,827
Abeona Therapeutics Inc.(a)(b)	181,546	285,027
ADMA Biologics Inc.(a)(b)	486,508	948,691
Adverum Biotechnologies Inc.(a)(b)	698,373	7,570,363
Aeglea BioTherapeutics Inc.(a)	335,738	2,642,258
Affimed NV(a)	764,098	4,447,050
Agenus Inc.(a)(b)	1,402,653	4,460,437
Akebia Therapeutics Inc.(a)(b)	1,299,656	3,639,037
Akero Therapeutics Inc.(a)(b)	127,194	3,281,605
Akouos Inc.(a)(b)	106,792	2,117,685
Albireo Pharma Inc.(a)	106,794	4,005,843
Alector Inc.(a)(b)	421,296	6,374,208
Aligos Therapeutics Inc.(a)(b)	71,478	1,976,367
Allakos Inc.(a)(b)	238,844	33,438,160
Allogene Therapeutics Inc.(a)	491,008	12,393,042
Allovir Inc.(a)(b)	131,133	5,040,753
ALX Oncology Holdings Inc.(a)(b)	70,516	6,078,479
Amicus Therapeutics Inc.(a)	2,343,322	54,107,305
Anavex Life Sciences Corp.(a)(b)	476,400	2,572,560
Annexon Inc.(a)	107,972	2,702,539
Apellis Pharmaceuticals Inc.(a)(b)	547,422	31,312,538
Applied Molecular Transport Inc.(a)(b)	91,513	2,815,855
Applied Therapeutics Inc.(a)(b)	127,617	2,808,850
Aprea Therapeutics Inc.(a)(b)	66,961	329,448
Aravive Inc.(a)(b)	113,223	638,578
Arcturus Therapeutics Holdings Inc.(a)(b)	200,515	8,698,341
Arcus Biosciences Inc.(a)(b)	384,013	9,968,977
Arcutis Biotherapeutics Inc.(a)	188,195	5,293,925
Ardelyx Inc.(a)(b)	685,060	4,432,338
Arena Pharmaceuticals Inc.(a)(b)	44,213	3,396,885
Arrowhead Pharmaceuticals Inc.(a)(b)	914,682	70,183,550
Assembly Biosciences Inc.(a)	145,640	881,122
Atara Biotherapeutics Inc.(a)	510,404	10,019,231
Athenex Inc.(a)(b)	642,639	7,107,587
Athersys Inc.(a)(b)	1,576,701	2,759,227
Atreca Inc., Class A(a)(b)	242,910	3,922,997
AVEO Pharmaceuticals Inc.(a)	114,416	660,180
Avid Bioservices Inc.(a)(b)	462,853	5,341,324
Avidity Biosciences Inc.(a)	122,562	3,127,782
Avrobio Inc.(a)(b)	290,281	4,046,517
Axcella Health Inc.(a)	123,006	638,401
Aziyo Biologics Inc., Class A(a)(b)	12,694	173,019
Beam Therapeutics Inc.(a)(b)	363,471	29,673,772
Beyondspring Inc.(a)	125,540	1,531,588
BioCryst Pharmaceuticals Inc.(a)(b)	1,268,343	9,449,155
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	438,439	37,578,607
Bioxcel Therapeutics Inc.(a)(b)	115,987	5,358,599
Black Diamond Therapeutics Inc.(a)(b)	166,690	5,342,414
Blueprint Medicines Corp.(a)(b)	504,330	56,560,609

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
BrainStorm Cell Therapeutics Inc.(a)(b)	268,567	$1,215,266
Bridgebio Pharma Inc.(a)(b)	663,678	47,194,143
C4 Therapeutics Inc.(a)	76,050	2,519,537
Calithera Biosciences Inc.(a)(b)	597,881	2,935,596
Calyxt Inc.(a)	92,150	388,873
CareDx Inc.(a)(b)	436,404	31,617,470
CASI Pharmaceuticals Inc.(a)(b)	525,742	1,550,939
Catabasis Pharmaceutical Inc.(a)(b)	134,273	287,344
Catalyst Pharmaceuticals Inc.(a)(b)	882,362	2,947,089
Cellular Biomedicine Group Inc.(a)	71,010	1,305,164
CEL-SCI Corp.(a)(b)	267,528	3,119,376
Centogene NV(a)	75,267	811,378
Checkmate Pharmaceuticals Inc.(a)	34,501	503,370
Checkpoint Therapeutics Inc.(a)(b)	460,369	1,219,978
ChemoCentryx Inc.(a)(b)	451,915	27,982,577
Chinook Therapeutics Inc.(a)	106,337	1,686,505
Cidara Therapeutics Inc.(a)	245,429	490,858
Clovis Oncology Inc.(a)(b)	753,035	3,614,568
Codiak Biosciences Inc.(a)	38,575	1,245,973
Cohbar Inc.(a)(b)	227,860	305,332
Coherus Biosciences Inc.(a)(b)	534,450	9,288,741
Constellation Pharmaceuticals Inc.(a)(b)	279,514	8,050,003
ContraFect Corp.(a)(b)	216,680	1,094,234
Corbus Pharmaceuticals Holdings Inc.(a)(b)	692,794	865,993
Cortexyme Inc.(a)(b)	135,431	3,762,273
Crinetics Pharmaceuticals Inc.(a)	246,192	3,473,769
Cue Biopharma Inc.(a)	271,394	3,395,139
Cytokinetics Inc.(a)(b)	530,864	11,031,354
CytomX Therapeutics Inc.(a)(b)	411,007	2,692,096
Deciphera Pharmaceuticals Inc.(a)	348,197	19,871,603
Denali Therapeutics Inc.(a)(b)	573,122	48,004,699
Dermtech Inc.(a)(b)	75,429	2,446,917
Dicerna Pharmaceuticals Inc.(a)	600,697	13,233,355
Dyadic International Inc.(a)(b)	148,332	798,026
Dynavax Technologies Corp.(a)(b)	816,389	3,632,931
Dyne Therapeutics Inc.(a)(b)	100,518	2,110,878
Eagle Pharmaceuticals Inc./DE(a)(b)	94,274	4,390,340
Editas Medicine Inc.(a)(b)	572,336	40,126,477
Eidos Therapeutics Inc.(a)(b)	99,708	13,119,579
Eiger BioPharmaceuticals Inc.(a)	276,092	3,393,171
Emergent BioSolutions Inc.(a)(b)	411,192	36,842,803
Enanta Pharmaceuticals Inc.(a)(b)	15,248	641,941
Epizyme Inc.(a)(b)	518,503	5,630,943
Esperion Therapeutics Inc.(a)(b)	235,398	6,120,348
Evelo Biosciences Inc.(a)(b)	176,043	2,128,360
Exicure Inc.(a)	474,390	839,670
Fate Therapeutics Inc.(a)(b)	652,821	59,361,014
Fennec Pharmaceuticals Inc.(a)(b)	201,148	1,498,553
FibroGen Inc.(a)(b)	658,383	24,419,425
Flexion Therapeutics Inc.(a)(b)	404,190	4,664,353
Foghorn Therapeutics Inc.(a)	50,587	1,025,398
Forma Therapeutics Holdings Inc.(a)(b)	123,487	4,309,696
Fortress Biotech Inc.(a)	574,744	1,821,938
Frequency Therapeutics Inc.(a)(b)	229,082	8,077,431
G1 Therapeutics Inc.(a)	145,130	2,610,889
Galectin Therapeutics Inc.(a)(b)	359,610	805,526
Galera Therapeutics Inc.(a)	81,419	832,916
Generation Bio Co.(a)(b)	90,088	2,553,995
Genprex Inc.(a)(b)	265,664	1,102,506
Gossamer Bio Inc.(a)(b)	214,879	2,077,880

Security	Shares	Value

Biotechnology (continued)
Gritstone Oncology Inc.(a)(b)	52,683	$207,571
Halozyme Therapeutics Inc.(a)(b)	1,211,983	51,763,794
Harpoon Therapeutics Inc.(a)(b)	98,463	1,635,470
Heron Therapeutics Inc.(a)(b)	797,844	16,886,368
Homology Medicines Inc.(a)	308,992	3,488,520
Hookipa Pharma Inc.(a)(b)	108,008	1,197,809
iBio Inc.(a)(b)	1,401,541	1,471,618
Ideaya Biosciences Inc.(a)	28,922	404,908
IGM Biosciences Inc.(a)(b)	64,678	5,710,421
Immunic Inc.(a)	29,680	453,807
ImmunoGen Inc.(a)(b)	721,802	4,655,623
Immunome Inc.(a)	11,755	113,788
Immunovant Inc.(a)	341,465	15,772,268
Inhibrx Inc.(a)(b)	57,583	1,898,512
Inovio Pharmaceuticals Inc.(a)(b)	1,443,944	12,778,904
Inozyme Pharma Inc.(a)(b)	57,430	1,185,355
Insmed Inc.(a)(b)	922,486	30,709,559
Intellia Therapeutics Inc.(a)(b)	456,673	24,843,011
Intercept Pharmaceuticals Inc.(a)(b)	235,527	5,817,517
Invitae Corp.(a)(b)	1,051,735	43,973,040
Ironwood Pharmaceuticals Inc.(a)(b)	1,453,053	16,550,274
iTeos Therapeutics Inc.(a)(b)	80,221	2,713,074
Kadmon Holdings Inc.(a)(b)	1,589,927	6,598,197
KalVista Pharmaceuticals Inc.(a)(b)	24,241	460,337
Karuna Therapeutics Inc.(a)(b)	143,926	14,621,442
Karyopharm Therapeutics Inc.(a)(b)	638,507	9,884,088
Keros Therapeutics Inc.(a)	110,809	7,816,467
Kindred Biosciences Inc.(a)	279,078	1,202,826
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	227,794	4,025,120
Kodiak Sciences Inc.(a)(b)	293,673	43,143,500
Kronos Bio Inc.(a)(b)	104,220	3,113,051
Krystal Biotech Inc.(a)(b)	124,809	7,488,540
Kura Oncology Inc.(a)	560,334	18,300,508
Kymera Therapeutics Inc.(a)	72,113	4,471,006
La Jolla Pharmaceutical Co.(a)(b)	172,316	668,586
Lexicon Pharmaceuticals Inc.(a)(b)	384,471	1,314,891
Ligand Pharmaceuticals Inc.(a)(b)	131,365	13,064,249
LogicBio Therapeutics Inc.(a)	145,030	1,106,579
MacroGenics Inc.(a)	175,142	4,003,746
Madrigal Pharmaceuticals Inc.(a)(b)	79,684	8,858,470
Magenta Therapeutics Inc.(a)	152,981	1,199,371
MannKind Corp.(a)(b)	2,028,562	6,349,399
Marker Therapeutics Inc.(a)(b)	220,697	320,011
MediciNova Inc.(a)(b)	392,342	2,063,719
MEI Pharma Inc.(a)(b)	798,345	2,107,631
MeiraGTx Holdings PLC(a)	173,096	2,620,673
Mersana Therapeutics Inc.(a)(b)	484,827	12,901,246
Metacrine Inc.(a)	42,976	337,791
Minerva Neurosciences Inc.(a)(b)	303,251	709,607
Mirati Therapeutics Inc.(a)	389,841	85,624,677
Mirum Pharmaceuticals Inc.(a)(b)	18,680	326,153
Molecular Templates Inc.(a)	242,939	2,281,197
Morphic Holding Inc.(a)(b)	125,938	4,225,220
Mustang Bio Inc.(a)(b)	449,153	1,700,044
NantKwest Inc.(a)(b)	247,291	3,296,389
Natera Inc.(a)	647,005	64,389,938
Neoleukin Therapeutics Inc.(a)(b)	300,707	4,239,969
NeuBase Therapeutics Inc.(a)	150,373	1,051,107
NeuroBo Pharmaceuticals Inc.(a)	39,859	209,260
NextCure Inc.(a)(b)	137,312	1,496,701

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Nkarta Inc.(a)	117,025	$7,193,527
Novavax Inc.(a)(b)	151,689	16,914,840
Nurix Therapeutics Inc.(a)	82,340	2,707,339
Nymox Pharmaceutical Corp.(a)(b)	321,666	797,732
Oncocyte Corp.(a)	558,789	1,335,506
Oncorus Inc.(a)(b)	46,231	1,494,648
Oncternal Therapeutics Inc.(b)(c)	6,020	12,341
Organogenesis Holdings Inc.(a)	214,303	1,613,702
Orgenesis Inc.(a)	32,305	145,373
ORIC Pharmaceuticals Inc.(a)	188,072	6,366,237
Ovid therapeutics Inc.(a)(b)	402,201	929,084
Oyster Point Pharma Inc.(a)(b)	54,516	1,025,991
Pandion Therapeutics Inc.(a)	52,585	780,887
Passage Bio Inc.(a)(b)	138,712	3,546,866
PhaseBio Pharmaceuticals Inc.(a)(b)	139,337	468,172
Pieris Pharmaceuticals Inc.(a)	461,998	1,154,995
PMV Pharmaceuticals Inc.(a)(b)	97,569	6,001,469
Poseida Therapeutics Inc.(a)(b)	97,542	1,070,036
Praxis Precision Medicines Inc.(a)(b)	78,859	4,338,822
Precigen Inc.(a)	491,557	5,013,881
Precision BioSciences Inc.(a)	410,251	3,421,493
Prelude Therapeutics Inc.(a)(b)	65,694	4,700,406
Prevail Therapeutics Inc.(a)	132,976	3,067,756
Protagonist Therapeutics Inc.(a)	286,164	5,769,066
Protara Therapeutics Inc.(a)	33,871	820,017
PTC Therapeutics Inc.(a)(b)	563,376	34,382,837
Puma Biotechnology Inc.(a)(b)	287,984	2,954,716
Radius Health Inc.(a)(b)	413,810	7,390,647
Rapt Therapeutics Inc.(a)	99,835	1,971,741
REGENXBIO Inc.(a)	309,996	14,061,419
Relay Therapeutics Inc.(a)(b)	231,676	9,628,455
Replimune Group Inc.(a)(b)	216,384	8,255,050
REVOLUTION Medicines Inc.(a)(b)	351,603	13,919,963
Rhythm Pharmaceuticals Inc.(a)(b)	309,969	9,215,378
Rigel Pharmaceuticals Inc.(a)(b)	1,547,756	5,417,146
Rocket Pharmaceuticals Inc.(a)(b)	310,425	17,023,707
Rubius Therapeutics Inc.(a)(b)	59,070	448,341
Sangamo Therapeutics Inc.(a)(b)	1,049,093	16,371,096
Scholar Rock Holding Corp.(a)	232,723	11,294,047
Selecta Biosciences Inc.(a)(b)	298,060	903,122
Seres Therapeutics Inc.(a)(b)	502,536	12,312,132
Shattuck Labs Inc.(a)	93,517	4,901,226
Soleno Therapeutics Inc.(a)	457,515	883,004
Solid Biosciences Inc.(a)	27,395	207,654
Sorrento Therapeutics Inc.(a)(b)	2,277,375	15,543,084
Spero Therapeutics Inc.(a)(b)	164,884	3,197,101
SpringWorks Therapeutics Inc.(a)(b)	218,763	15,864,693
Spruce Biosciences Inc.(a)(b)	48,392	1,176,410
SQZ Biotechnologies Co.(a)	30,912	895,830
Stoke Therapeutics Inc.(a)(b)	113,485	7,028,126
Sutro Biopharma Inc.(a)	217,236	4,716,194
Syndax Pharmaceuticals Inc.(a)(b)	245,347	5,456,517
Syros Pharmaceuticals Inc.(a)(b)	378,330	4,104,881
Taysha Gene Therapies Inc.(a)(b)	60,640	1,609,386
TCR2 Therapeutics Inc.(a)	15,692	485,354
TG Therapeutics Inc.(a)(b)	897,058	46,664,957
Translate Bio Inc.(a)(b)	621,248	11,449,601
Travere Therapeutics, Inc.(a)	458,367	12,492,793
Turning Point Therapeutics Inc.(a)(b)	317,379	38,672,631
Twist Bioscience Corp.(a)(b)	298,171	42,128,581

Security	Shares	Value

Biotechnology (continued)
Tyme Technologies Inc.(a)(b)	610,478	$744,783
Ultragenyx Pharmaceutical Inc.(a)(b)	570,342	78,952,443
UNITY Biotechnology Inc.(a)(b)	331,558	1,737,364
UroGen Pharma Ltd.(a)(b)	110,293	1,987,480
Vaxart Inc.(a)(b)	404,993	2,312,510
Vaxcyte Inc.(a)(b)	132,025	3,507,904
VBI Vaccines Inc.(a)(b)	1,313,827	3,613,024
Veracyte Inc.(a)	521,851	25,539,388
Verastem Inc.(a)	625,990	1,333,359
Vericel Corp.(a)(b)	365,100	11,274,288
Viela Bio Inc.(a)(b)	199,667	7,182,022
Viking Therapeutics Inc.(a)(b)	38,814	218,523
Vir Biotechnology Inc.(a)(b)	488,426	13,080,048
Voyager Therapeutics Inc.(a)(b)	234,947	1,679,871
vTv Therapeutics Inc., Class A(a)(b)	90,388	168,122
Xencor Inc.(a)(b)	477,131	20,817,226
XOMA Corp.(a)(b)	46,792	2,064,931
Y-mAbs Therapeutics Inc.(a)	279,132	13,819,825
Zentalis Pharmaceuticals Inc.(a)(b)	244,406	12,694,448
ZIOPHARM Oncology Inc.(a)(b)	1,298,129	3,271,285

		2,240,583,918

Building Products — 1.9%
AAON Inc.(b)	374,091	24,925,683
Advanced Drainage Systems Inc.(b)	513,323	42,903,536
Alpha Pro Tech Ltd.(a)(b)	113,900	1,269,985
Apogee Enterprises Inc.	35,932	1,138,326
Builders FirstSource Inc.(a)(b)	954,801	38,965,429
Cornerstone Building Brands Inc.(a)	166,128	1,541,668
CSW Industrials Inc.	124,660	13,950,700
Gibraltar Industries Inc.(a)(b)	68,387	4,919,761
Masonite International Corp.(a)	221,835	21,815,254
PGT Innovations Inc.(a)	193,147	3,928,610
Simpson Manufacturing Co. Inc.	396,993	37,098,996
UFP Industries Inc.	459,013	25,498,172

		217,956,120

Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	208,591	10,500,471
Assetmark Financial Holdings Inc.(a)(b)	64,441	1,559,472
BrightSphere Investment Group Inc.	558,194	10,761,980
Cohen & Steers Inc.	222,766	16,551,514
Cowen Inc., Class A(b)	81,176	2,109,764
Federated Hermes Inc.	251,894	7,277,218
Focus Financial Partners Inc., Class A(a)(b)	286,170	12,448,395
GAMCO Investors Inc., Class A	45,500	807,170
Greenhill & Co. Inc.	126,277	1,533,003
Hamilton Lane Inc., Class A	291,560	22,756,258
Houlihan Lokey Inc.	472,080	31,737,938
Moelis & Co., Class A	481,888	22,533,083
PJT Partners Inc., Class A(b)	211,890	15,944,722
Pzena Investment Management Inc., Class A	161,714	1,180,512
Siebert Financial Corp.(a)	94,657	397,559
Silvercrest Asset Management Group Inc., Class A	45,335	629,703
StepStone Group Inc., Class A(a)	78,742	3,133,932
StoneX Group Inc.(a)	11,253	651,549
Value Line Inc.	8,383	276,388
Virtus Investment Partners Inc.	6,092	1,321,964

		164,112,595

Chemicals — 1.6%
AgroFresh Solutions Inc.(a)	26,211	59,499

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
American Vanguard Corp.	50,517	$784,024
Amyris Inc.(a)(b)	95,900	592,183
Balchem Corp.	269,128	31,008,928
Chase Corp.	66,889	6,756,458
Ferro Corp.(a)	548,842	8,029,558
GCP Applied Technologies Inc.(a)(b)	351,570	8,314,631
Hawkins Inc.	48,785	2,551,943
HB Fuller Co.	302,613	15,699,562
Ingevity Corp.(a)	377,904	28,618,670
Innospec Inc.	179,833	16,316,248
Koppers Holdings Inc.(a)	116,448	3,628,520
Marrone Bio Innovations Inc.(a)(b)	580,479	725,599
Orion Engineered Carbons SA	303,957	5,209,823
PQ Group Holdings Inc.	57,538	820,492
Quaker Chemical Corp.	121,119	30,690,343
Sensient Technologies Corp.	157,681	11,632,127
Stepan Co.	16,047	1,914,728
Trinseo SA	110,817	5,674,939
Tronox Holdings PLC, Class A(a)	281,902	4,121,407

		183,149,682

Commercial Services & Supplies — 1.5%
Brady Corp., Class A, NVS	320,996	16,955,009
Brink’s Co. (The)(b)	448,196	32,270,112
Casella Waste Systems Inc., Class A(a)(b)	383,480	23,756,586
Cimpress PLC(a)(b)	53,648	4,707,075
Covanta Holding Corp.	424,030	5,567,514
Healthcare Services Group Inc.	680,211	19,113,929
IBEX Holdings Ltd.(a)	15,508	290,000
Interface Inc.	95,579	1,003,579
McGrath RentCorp.	123,972	8,318,521
Montrose Environmental Group Inc.(a)	40,509	1,254,159
Pitney Bowes Inc.	614,611	3,786,004
Tetra Tech Inc.	491,030	56,851,453
UniFirst Corp./MA(b)	7,858	1,663,460

		175,537,401

Communications Equipment — 0.9%
Acacia Communications Inc.(a)	353,939	25,823,390
CalAmp Corp.(a)	205,351	2,037,082
Calix Inc.(a)	479,473	14,269,117
Cambium Networks Corp.(a)	51,964	1,303,257
Casa Systems Inc.(a)(b)	295,185	1,821,292
Clearfield Inc.(a)	104,056	2,572,264
Extreme Networks Inc.(a)	1,098,572	7,569,161
Genasys Inc.(a)(b)	306,258	1,996,802
Infinera Corp.(a)(b)	738,125	7,735,550
Inseego Corp.(a)(b)	634,420	9,814,477
Plantronics Inc.	102,075	2,759,087
Resonant Inc.(a)(b)	461,379	1,222,654
Viavi Solutions Inc.(a)(b)	2,079,478	31,140,183

		110,064,316

Construction & Engineering — 0.7%
Ameresco Inc., Class A(a)(b)	224,950	11,751,388
Comfort Systems USA Inc.	94,674	4,985,533
Construction Partners Inc., Class A(a)(b)	107,056	3,116,400
Dycom Industries Inc.(a)(b)	200,889	15,171,137
EMCOR Group Inc.	41,524	3,797,785
Granite Construction Inc.	47,132	1,258,896
HC2 Holdings Inc.(a)(b)	536,095	1,747,670
IES Holdings Inc.(a)	26,812	1,234,424

Security	Shares	Value

Construction & Engineering (continued)
MasTec Inc.(a)(b)	36,189	$2,467,366
MYR Group Inc.(a)(b)	93,769	5,635,517
NV5 Global Inc.(a)(b)	93,044	7,330,006
Primoris Services Corp.	245,453	6,776,957
Sterling Construction Co. Inc.(a)	39,965	743,749
WillScot Mobile Mini Holdings Corp.(a)(b)	510,552	11,829,490

		77,846,318

Construction Materials — 0.0%
Forterra Inc.(a)	263,007	4,522,405
United State Lime & Minerals Inc.	967	110,238

		4,632,643

Consumer Finance — 0.3%
Atlanticus Holdings Corp.(a)	47,009	1,157,832
Curo Group Holdings Corp.	170,397	2,441,789
FirstCash Inc.	370,663	25,961,236
Green Dot Corp., Class A(a)	39,512	2,204,770
Prog Holdings Inc.	80,863	4,356,090

		36,121,717

Containers & Packaging — 0.1%
Myers Industries Inc.	122,835	2,552,511
O-I Glass Inc.	1,102,134	13,115,395
Pactiv Evergreen Inc.(a)	67,052	1,216,323
UFP Technologies Inc.(a)(b)	5,650	263,290

		17,147,519

Distributors — 0.1%
Core-Mark Holding Co. Inc.	378,369	11,112,697
Greenlane Holdings Inc., Class A(a)(b)	100,105	396,416

		11,509,113

Diversified Consumer Services — 0.4%
Aspen Group Inc./CO(a)	199,554	2,221,036
Collectors Universe Inc.	75,265	5,674,981
Franchise Group Inc.	23,751	723,218
Perdoceo Education Corp.(a)	626,313	7,910,333
Strategic Education Inc.	219,635	20,937,804
Universal Technical Institute Inc.(a)(b)	252,847	1,633,392
Vivint Smart Home Inc.(a)(b)	148,057	3,072,183
WW International Inc.(a)(b)	105,479	2,573,688

		44,746,635

Diversified Financial Services — 0.0%
GWG Holdings Inc.(a)(b)	29,795	208,267

Diversified Telecommunication Services — 0.9%
Anterix Inc.(a)(b)	98,297	3,695,967
ATN International Inc.	5,622	234,775
Bandwidth Inc., Class A(a)(b)	174,885	26,874,578
Cincinnati Bell Inc.(a)	145,947	2,230,070
Cogent Communications Holdings Inc.	387,343	23,190,225
Consolidated Communications Holdings Inc.(a)	65,041	318,051
IDT Corp., Class B(a)	113,504	1,402,909
Iridium Communications Inc.(a)(b)	689,931	27,131,537
Ooma Inc.(a)	193,304	2,783,578
ORBCOMM Inc.(a)	90,303	670,048
Vonage Holdings Corp.(a)(b)	1,199,103	15,438,451

		103,970,189

Electric Utilities — 0.1%
Genie Energy Ltd., Class B	122,674	884,479
MGE Energy Inc.	88,677	6,210,050
Otter Tail Corp.	122,044	5,200,295

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Spark Energy Inc., Class A	110,301	$1,055,581

		13,350,405

Electrical Equipment — 2.6%
Allied Motion Technologies Inc.(b)	60,546	3,093,901
Atkore International Group Inc.(a)	431,067	17,721,164
Bloom Energy Corp., Class A(a)(b)	760,292	21,789,969
EnerSys	33,928	2,818,060
FuelCell Energy Inc.(a)(b)	1,739,701	19,432,460
Orion Energy Systems Inc.(a)(b)	248,739	2,455,054
Plug Power Inc.(a)(b)	3,414,593	115,788,849
Sunrun Inc.(a)(b)	1,370,422	95,079,878
TPI Composites Inc.(a)(b)	279,670	14,760,982
Vicor Corp.(a)(b)	175,803	16,212,553

		309,152,870

Electronic Equipment, Instruments & Components — 2.5%
Akoustis Technologies Inc.(a)(b)	289,191	3,536,806
Badger Meter Inc.	265,666	24,988,544
ePlus Inc.(a)(b)	100,195	8,812,150
Fabrinet(a)	334,123	25,924,604
FARO Technologies Inc.(a)(b)	149,339	10,547,814
Fitbit Inc., Class A(a)(b)	1,507,151	10,248,627
II-VI Inc.(a)(b)	823,950	62,587,242
Insight Enterprises Inc.(a)(b)	85,281	6,489,031
Intellicheck Inc.(a)	164,822	1,879,795
Iteris Inc.(a)	375,342	2,120,682
Itron Inc.(a)(b)	365,170	35,019,803
Luna Innovations Inc.(a)	269,650	2,664,142
Methode Electronics Inc.	58,765	2,249,524
Napco Security Technologies Inc.(a)(b)	108,411	2,842,537
nLight Inc.(a)(b)	324,545	10,596,394
Novanta Inc.(a)(b)	311,965	36,880,502
OSI Systems Inc.(a)(b)	153,646	14,322,880
PAR Technology Corp.(a)(b)	173,228	10,876,986
PC Connection Inc.	6,780	320,626
Plexus Corp.(a)	212,330	16,606,329
Research Frontiers Inc.(a)(b)	247,084	694,306
Rogers Corp.(a)(b)	30,122	4,677,646
Wrap Technologies Inc.(a)(b)	106,410	513,960

		295,400,930

Energy Equipment & Services — 0.1%
Aspen Aerogels Inc.(a)	16,179	270,028
Cactus Inc., Class A	204,435	5,329,620
DMC Global Inc.(b)	62,578	2,706,498

		8,306,146

Entertainment — 0.2%
Glu Mobile Inc.(a)(b)	1,330,904	11,991,445
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	56,361	1,401,698
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	202,562	5,039,743
LiveXLive Media Inc.(a)	66,239	217,264

		18,650,150

Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexander’s Inc.	18,651	5,172,855
Bluerock Residential Growth REIT Inc.	74,209	940,228
Broadstone Net Lease Inc., Class A	41,121	805,149
CareTrust REIT Inc.	118,287	2,623,606
CatchMark Timber Trust Inc., Class A	47,198	441,773
CIM Commercial Trust Corp.	103,229	1,469,981
Clipper Realty Inc.	118,704	836,863
Community Healthcare Trust Inc.	202,423	9,536,147

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Easterly Government Properties Inc.	744,998	$16,874,205
EastGroup Properties Inc.	338,678	46,757,885
Four Corners Property Trust Inc.	666,172	19,831,940
Gladstone Commercial Corp.	67,353	1,212,354
Gladstone Land Corp.	83,196	1,217,989
Innovative Industrial Properties Inc.	81,388	14,904,584
LTC Properties Inc.	132,351	5,149,777
Monmouth Real Estate Investment Corp.	766,234	13,271,173
National Health Investors Inc.	127,728	8,834,946
National Storage Affiliates Trust	570,886	20,569,023
NETSTREIT Corp.	10,874	211,934
NexPoint Residential Trust Inc.	30,902	1,307,464
Plymouth Industrial REIT Inc.	217,332	3,259,980
PS Business Parks Inc.	183,203	24,342,183
QTS Realty Trust Inc., Class A	551,309	34,115,001
Ryman Hospitality Properties Inc.	397,570	26,939,343
Safehold Inc.	89,498	6,487,710
Saul Centers Inc.	93,940	2,976,019
STAG Industrial Inc.	110,396	3,457,603
Terreno Realty Corp.	258,599	15,130,627
UMH Properties Inc.	260,818	3,862,715
Uniti Group Inc.	1,761,597	20,663,533
Universal Health Realty Income Trust	101,617	6,530,925

		319,735,515

Food & Staples Retailing — 0.4%
BJ’s Wholesale Club Holdings Inc.(a)(b)	1,247,859	46,520,183
Natural Grocers by Vitamin Cottage Inc.	53,090	729,457
PriceSmart Inc.	13,125	1,195,556

		48,445,196

Food Products — 1.3%
B&G Foods Inc.(b)	510,319	14,151,146
Bridgford Foods Corp.(a)(b)	7,962	145,068
Calavo Growers Inc.	149,864	10,405,057
Cal-Maine Foods Inc.(a)(b)	112,522	4,224,076
Freshpet Inc.(a)(b)	353,017	50,124,884
Hostess Brands Inc.(a)(b)	506,173	7,410,373
J&J Snack Foods Corp.	36,779	5,714,353
John B Sanfilippo & Son Inc.	78,901	6,222,133
Laird Superfood Inc.(a)(b)	15,112	715,100
Lancaster Colony Corp.	172,885	31,764,161
Limoneira Co.	32,351	538,644
Mission Produce Inc.(a)(b)	33,708	507,305
Sanderson Farms Inc.	142,450	18,831,890
Tootsie Roll Industries Inc.	123,765	3,675,820
Vital Farms Inc.(a)(b)	38,576	976,359

		155,406,369

Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A	143,021	10,340,418
Chesapeake Utilities Corp.	146,482	15,850,817
Northwest Natural Holding Co.	30,065	1,382,689
ONE Gas Inc.	55,149	4,233,789
RGC Resources Inc.	34,910	830,160
South Jersey Industries Inc.	537,133	11,575,216
Southwest Gas Holdings Inc.	42,177	2,562,253

		46,775,342

Health Care Equipment & Supplies — 5.8%
Accelerate Diagnostics Inc.(a)(b)	282,697	2,142,843
Accuray Inc.(a)(b)	833,647	3,476,308
Acutus Medical Inc.(a)	70,067	2,018,630

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Alphatec Holdings Inc.(a)(b)	432,656	$6,282,165
Antares Pharma Inc.(a)	1,493,562	5,959,312
Apyx Medical Corp.(a)	34,927	251,474
Aspira Women’s Health Inc.(a)(b)	681,445	4,572,496
AtriCure Inc.(a)(b)	398,332	22,175,142
Atrion Corp.	12,840	8,246,362
Axogen Inc.(a)(b)	330,967	5,924,309
Axonics Modulation Technologies Inc.(a)(b)	275,435	13,749,715
Bellerophon Therapeutics Inc.(a)	41,148	274,457
Beyond Air Inc.(a)(b)	121,780	641,781
BioLife Solutions Inc.(a)(b)	127,555	5,088,169
BioSig Technologies Inc.(a)(b)	217,076	846,596
Cantel Medical Corp.	345,550	27,250,073
Cardiovascular Systems Inc.(a)	357,537	15,645,819
Cerus Corp.(a)(b)	1,494,381	10,341,117
Chembio Diagnostics Inc.(a)(b)	160,956	764,541
Co-Diagnostics Inc.(a)(b)	247,149	2,298,486
CONMED Corp.	247,474	27,717,088
CryoLife Inc.(a)(b)	276,193	6,520,917
CryoPort Inc.(a)(b)	317,708	13,941,027
Cutera Inc.(a)	160,810	3,877,129
CytoSorbents Corp.(a)(b)	383,007	3,052,566
Eargo Inc.(a)	57,259	2,566,348
Electromed Inc.(a)	64,786	635,551
GenMark Diagnostics Inc.(a)(b)	634,080	9,257,568
Glaukos Corp.(a)(b)	388,961	29,273,205
Heska Corp.(a)(b)	22,976	3,346,454
Inari Medical Inc.(a)(b)	56,462	4,928,568
Inogen Inc.(a)(b)	111,857	4,997,771
Integer Holdings Corp.(a)(b)	187,780	15,245,858
Intersect ENT Inc.(a)	295,585	6,768,897
iRadimed Corp.(a)	53,945	1,229,946
iRhythm Technologies Inc.(a)(b)	263,210	62,436,044
Lantheus Holdings Inc.(a)(b)	603,191	8,137,047
LeMaitre Vascular Inc.	123,204	4,989,762
LivaNova PLC(a)(b)	314,101	20,796,627
Meridian Bioscience Inc.(a)	340,572	6,365,291
Merit Medical Systems Inc.(a)	493,484	27,393,297
Mesa Laboratories Inc.(b)	43,063	12,343,578
Milestone Scientific Inc.(a)	356,619	756,032
Misonix Inc.(a)(b)	46,421	580,263
Natus Medical Inc.(a)	100,250	2,009,010
Nemaura Medical Inc.(a)	62,578	235,919
Neogen Corp.(a)	480,827	38,129,581
Nevro Corp.(a)(b)	309,793	53,625,168
NuVasive Inc.(a)	467,155	26,314,841
OraSure Technologies Inc.(a)(b)	399,008	4,223,500
OrthoPediatrics Corp.(a)(b)	120,961	4,989,641
Outset Medical Inc.(a)(b)	71,144	4,043,825
PAVmed Inc.(a)(b)	333,996	708,072
Pulmonx Corp.(a)(b)	83,175	5,740,739
Pulse Biosciences Inc.(a)(b)	127,582	3,044,107
Quotient Ltd.(a)(b)	654,706	3,411,018
Repro-Med Systems Inc.(a)(b)	247,267	1,488,547
Retractable Technologies Inc.(a)(b)	115,067	1,235,820
Rockwell Medical Inc.(a)	569,846	575,544
Shockwave Medical Inc.(a)(b)	259,079	26,871,674
SI-BONE Inc.(a)	261,876	7,830,092
Sientra Inc.(a)(b)	345,333	1,343,345
Silk Road Medical Inc.(a)	248,443	15,646,940

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Soliton Inc.(a)(b)	63,782	$489,846
STAAR Surgical Co.(a)(b)	417,361	33,063,338
Stereotaxis Inc.(a)	411,633	2,095,212
Surmodics Inc.(a)(b)	120,588	5,247,990
Tactile Systems Technology Inc.(a)(b)	169,284	7,607,623
Tela Bio Inc.(a)	61,187	920,253
TransMedics Group Inc.(a)(b)	234,189	4,660,361
Utah Medical Products Inc.	24,963	2,104,381
Vapotherm Inc.(a)(b)	181,350	4,871,061
Venus Concept Inc.(a)(b)	109,445	189,340
ViewRay Inc.(a)(b)	385,038	1,470,845
VolitionRx Ltd.(a)	236,446	919,775
Zynex Inc.(a)(b)	168,488	2,267,849

		682,481,886

Health Care Providers & Services — 3.8%
1Life Healthcare Inc.(a)(b)	716,385	31,270,205
AdaptHealth Corp.(a)	230,312	8,650,519
Addus HomeCare Corp.(a)(b)	134,751	15,777,995
American Renal Associates Holdings Inc.(a)(b)	40,173	459,981
AMN Healthcare Services Inc.(a)	425,071	29,011,096
Apollo Medical Holdings Inc.(a)(b)	181,869	3,322,747
Avalon GloboCare Corp.(a)(b)	154,419	172,949
Biodesix Inc.(a)	25,899	522,124
BioTelemetry Inc.(a)	305,608	22,028,225
Castle Biosciences Inc.(a)	108,189	7,264,891
CorVel Corp.(a)	79,641	8,441,946
Cross Country Healthcare Inc.(a)(b)	34,887	309,448
Ensign Group Inc. (The)	470,756	34,327,527
Exagen Inc.(a)(b)	44,470	587,004
Fulgent Genetics Inc.(a)(b)	122,993	6,407,935
Hanger Inc.(a)	39,984	879,248
HealthEquity Inc.(a)	686,464	47,853,405
InfuSystem Holdings Inc.(a)(b)	134,669	2,529,084
Joint Corp. (The)(a)(b)	123,549	3,244,397
LHC Group Inc.(a)(b)	276,632	59,011,138
Magellan Health Inc.(a)	94,826	7,855,386
National Research Corp.	121,720	5,203,530
Ontrak Inc.(a)	73,816	4,561,091
Option Care Health Inc.(a)	378,649	5,922,070
Pennant Group Inc. (The)(a)(b)	232,121	13,476,945
PetIQ Inc.(a)(b)	193,871	7,454,340
Progenity Inc.(a)(b)	28,605	151,893
Progyny Inc.(a)(b)	243,293	10,313,190
Providence Service Corp. (The)(a)	110,052	15,256,509
R1 RCM Inc.(a)(b)	987,999	23,731,736
RadNet Inc.(a)	394,838	7,726,980
Select Medical Holdings Corp.(a)	988,152	27,332,284
Sharps Compliance Corp.(a)(b)	132,948	1,256,359
Surgery Partners Inc.(a)(b)	204,519	5,933,096
Tenet Healthcare Corp.(a)	94,512	3,773,864
Tivity Health Inc.(a)	189,617	3,714,597
Triple-S Management Corp., Class B(a)	17,583	375,397
U.S. Physical Therapy Inc.	115,337	13,869,274
Viemed Healthcare Inc.(a)	317,348	2,462,620

		442,443,025

Health Care Technology — 1.9%
Accolade Inc.(a)(b)	97,300	4,232,550
Allscripts Healthcare Solutions Inc.(a)(b)	79,840	1,152,889
Evolent Health Inc., Class A(a)(b)	113,186	1,814,371

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Health Catalyst Inc.(a)(b)	306,224	$13,329,931
HMS Holdings Corp.(a)	802,508	29,492,169
Icad Inc.(a)	187,224	2,471,357
Inovalon Holdings Inc., Class A(a)(b)	680,068	12,356,835
Inspire Medical Systems Inc.(a)	238,519	44,863,039
NantHealth Inc.(a)(b)	251,055	810,908
Omnicell Inc.(a)(b)	387,013	46,449,300
OptimizeRx Corp.(a)(b)	134,125	4,179,335
Phreesia Inc.(a)	302,545	16,416,092
Schrodinger Inc.(a)	274,162	21,708,147
Simulations Plus Inc.(b)	126,515	9,098,959
Tabula Rasa HealthCare Inc.(a)(b)	192,421	8,243,316
Vocera Communications Inc.(a)(b)	292,702	12,155,914

		228,775,112

Hotels, Restaurants & Leisure — 4.1%
Accel Entertainment Inc.(a)(b)	453,020	4,575,502
Bally’s Corp.	164,560	8,265,849
Bloomin’ Brands Inc.	796,448	15,467,020
Brinker International Inc.	269,510	15,246,181
Caesars Entertainment Inc.(a)	963,002	71,522,159
Churchill Downs Inc.	346,336	67,462,789
Cracker Barrel Old Country Store Inc.	91,764	12,105,507
Dave & Buster’s Entertainment Inc.	145,223	4,359,594
Denny’s Corp.(a)(b)	373,834	5,487,883
Dine Brands Global Inc.	9,271	537,718
El Pollo Loco Holdings Inc.(a)(b)	11,177	202,304
Everi Holdings Inc.(a)	267,872	3,699,312
GAN Ltd.(a)(b)	173,935	3,527,402
Golden Entertainment Inc.(a)	58,507	1,163,704
Hilton Grand Vacations Inc.(a)(b)	772,881	24,229,819
Jack in the Box Inc.	22,934	2,128,275
Lindblad Expeditions Holdings Inc.(a)(b)	241,490	4,134,309
Marriott Vacations Worldwide Corp.	48,581	6,666,285
Monarch Casino & Resort Inc.(a)	82,603	5,056,956
Noodles & Co.(a)(b)	140,820	1,112,478
Papa John’s International Inc.	253,605	21,518,384
Penn National Gaming Inc.(a)(b)	712,643	61,550,976
PlayAGS Inc.(a)	61,188	440,554
Red Rock Resorts Inc., Class A	448,723	11,236,024
Ruth’s Hospitality Group Inc.	294,117	5,214,694
Scientific Games Corp./DE, Class A(a)(b)	373,391	15,491,993
SeaWorld Entertainment Inc.(a)	200,873	6,345,578
Shake Shack Inc., Class A(a)(b)	319,572	27,093,314
Texas Roadhouse Inc.	598,500	46,778,760
Wingstop Inc.(b)	269,984	35,786,379

		488,407,702

Household Durables — 2.1%
Casper Sleep Inc.(a)(b)	43,886	269,899
Cavco Industries Inc.(a)	83,649	14,676,217
GoPro Inc., Class A(a)(b)	991,158	8,206,788
Hamilton Beach Brands Holding Co., Class A	20,921	366,327
Helen of Troy Ltd.(a)(b)	230,526	51,220,572
Hooker Furniture Corp.	6,979	225,073
Installed Building Products Inc.(a)	208,012	21,202,663
iRobot Corp.(a)(b)	251,133	20,163,469
KB Home	119,532	4,006,713
Legacy Housing Corp.(a)(b)	19,185	289,885
LGI Homes Inc.(a)(b)	202,852	21,471,884
Lovesac Co. (The)(a)(b)	88,667	3,820,661

Security	Shares	Value

Household Durables (continued)
Meritage Homes Corp.(a)(b)	17,853	$1,478,585
Purple Innovation Inc.(a)(b)	150,882	4,970,053
Skyline Champion Corp.(a)	478,893	14,816,949
Sonos Inc.(a)(b)	734,350	17,176,447
Taylor Morrison Home Corp.(a)	112,072	2,874,647
TopBuild Corp.(a)(b)	301,458	55,492,389
Universal Electronics Inc.(a)	105,281	5,523,041

		248,252,262

Household Products — 0.3%
Central Garden & Pet Co.(a)	27,058	1,044,709
Central Garden & Pet Co., Class A, NVS(a)	110,068	3,998,771
WD-40 Co.	116,534	30,960,753

		36,004,233

Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(a)(b)	64,157	134,730
Brookfield Renewable Corp., Class A	79,386	4,625,822
Clearway Energy Inc., Class A	64,626	1,909,698
Clearway Energy Inc., Class C	148,547	4,743,106
Ormat Technologies Inc.(b)	364,658	32,921,324
Sunnova Energy International Inc.(a)(b)	59,072	2,665,920

		47,000,600

Industrial Conglomerates — 0.0%
Raven Industries Inc.	27,545	911,464

Insurance — 1.5%
BRP Group Inc., Class A(a)(b)	386,525	11,584,154
Crawford & Co., Class A, NVS.	15,890	117,427
eHealth Inc.(a)(b)	234,751	16,575,768
FedNat Holding Co.	7,446	44,080
Goosehead Insurance Inc., Class A	15,371	1,917,686
HCI Group Inc.	12,335	645,121
Heritage Insurance Holdings Inc.	15,198	153,956
Investors Title Co.	1,379	210,987
James River Group Holdings Ltd.	236,886	11,642,947
Kinsale Capital Group Inc.(b)	192,831	38,591,268
National General Holdings Corp.	294,118	10,052,953
Palomar Holdings Inc.(a)(b)	184,686	16,407,504
RLI Corp.	315,375	32,846,306
Selectquote Inc.(a)	81,422	1,689,507
Trean Insurance Group Inc.(a)	15,182	198,884
Trupanion Inc.(a)(b)	273,871	32,785,098
Universal Insurance Holdings Inc.	65,557	990,566

		176,454,212

Interactive Media & Services — 0.4%
Cargurus Inc.(a)(b)	799,068	25,354,428
Eventbrite Inc., Class A(a)(b)	584,685	10,582,798
EverQuote Inc., Class A(a)(b)	130,270	4,865,585
MediaAlpha Inc., Class A(a)	67,873	2,651,798
QuinStreet Inc.(a)	141,860	3,041,478
Yelp Inc.(a)(b)	121,237	3,960,813

		50,456,900

Internet & Direct Marketing Retail — 1.2%
1-800-Flowers.com Inc., Class A(a)(b)	229,963	5,979,038
CarParts.com Inc.(a)	284,644	3,526,739
Magnite Inc.(a)	547,158	16,803,222
Overstock.com Inc.(a)(b)	318,176	15,262,903
PetMed Express Inc.	181,104	5,806,194
Quotient Technology Inc.(a)(b)	437,552	4,121,740
RealReal Inc. (The)(a)(b)	582,764	11,387,208

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Shutterstock Inc.	199,171	$14,280,561
Stamps.com Inc.(a)(b)	154,883	30,386,496
Stitch Fix Inc., Class A(a)(b)	464,631	27,283,132
Waitr Holdings Inc.(a)(b)	759,447	2,111,263

		136,948,496

IT Services — 2.9%
Brightcove Inc.(a)	363,422	6,686,965
Cardtronics PLC, Class A(a)	237,883	8,397,270
Cass Information Systems Inc.	129,858	5,052,775
CSG Systems International Inc.	297,286	13,398,680
Endurance International Group Holdings Inc.(a)	611,822	5,781,718
EVERTEC Inc.	548,082	21,550,584
Evo Payments Inc., Class A(a)(b)	376,206	10,161,324
ExlService Holdings Inc.(a)	301,314	25,650,861
GreenSky Inc., Class A(a)(b)	578,224	2,677,177
Grid Dynamics Holdings Inc.(a)	242,273	3,052,640
GTT Communications Inc.(a)(b)	296,651	1,059,044
Hackett Group Inc. (The)	202,360	2,911,960
I3 Verticals Inc., Class A(a)(b)	166,725	5,535,270
International Money Express Inc.(a)	257,396	3,994,786
KBR Inc.	158,773	4,910,849
Limelight Networks Inc.(a)(b)	1,075,952	4,293,048
LiveRamp Holdings Inc.(a)(b)	471,504	34,509,378
ManTech International Corp./VA, Class A	106,333	9,457,257
MAXIMUS Inc.	556,864	40,756,876
NIC Inc.	598,838	15,467,986
Paysign Inc.(a)(b)	286,722	1,330,390
Perficient Inc.(a)	295,862	14,097,824
Perspecta Inc.	1,048,732	25,253,467
PFSweb Inc.(a)	106,950	719,774
Priority Technology Holdings Inc.(a)	61,382	432,129
Rackspace Technology Inc.(a)(b)	258,585	4,928,630
Replay Holding Corp.(a)(b)	554,456	15,108,926
Sykes Enterprises Inc.(a)	20,018	754,078
TTEC Holdings Inc.	165,409	12,063,278
Tucows Inc., Class A(a)(b)	86,622	6,400,500
Unisys Corp.(a)(b)	55,883	1,099,777
Verra Mobility Corp.(a)(b)	1,217,295	16,336,099
Virtusa Corp.(a)	265,228	13,561,108

		337,392,428

Leisure Products — 0.7%
Acushnet Holdings Corp.	74,789	3,031,946
Clarus Corp.	14,636	225,394
Johnson Outdoors Inc., Class A	23,535	2,650,747
Malibu Boats Inc., Class A(a)(b)	186,859	11,667,476
Marine Products Corp.	67,401	980,011
MasterCraft Boat Holdings Inc.(a)	168,426	4,183,702
Sturm Ruger & Co. Inc.	136,493	8,881,600
YETI Holdings Inc.(a)(b)	728,945	49,910,864

		81,531,740

Life Sciences Tools & Services — 1.6%
Champions Oncology Inc.(a)	67,193	725,013
ChromaDex Corp.(a)(b)	379,535	1,821,768
Codexis Inc.(a)(b)	488,499	10,663,933
Contra Aduro Biotech I(c)	105,692	317,076
Fluidigm Corp.(a)	53,231	319,386
Luminex Corp.	391,330	9,047,550
Medpace Holdings Inc.(a)(b)	251,691	35,035,387
NanoString Technologies Inc.(a)	348,497	23,307,479

Security	Shares	Value

Life Sciences Tools & Services (continued)
NeoGenomics Inc.(a)(b)	955,310	$51,433,890
Pacific Biosciences of California Inc.(a)	1,410,850	36,597,449
Personalis Inc.(a)(b)	218,624	8,003,825
Quanterix Corp.(a)	191,272	8,894,148

		186,166,904

Machinery — 3.0%
Alamo Group Inc.	72,699	10,028,827
Albany International Corp., Class A	230,348	16,912,150
Blue Bird Corp.(a)	55,311	1,009,979
Douglas Dynamics Inc.	188,495	8,061,931
Energy Recovery Inc.(a)(b)	366,276	4,996,005
Enerpac Tool Group Corp.(b)	183,031	4,138,331
ESCO Technologies Inc.	214,196	22,109,311
Evoqua Water Technologies Corp.(a)	830,923	22,418,302
ExOne Co. (The)(a)	79,953	758,754
Federal Signal Corp.	502,147	16,656,216
Franklin Electric Co. Inc.	389,823	26,979,650
Gencor Industries Inc.(a)	12,650	155,595
Gorman-Rupp Co. (The)	24,257	787,140
Helios Technologies Inc.	125,253	6,674,732
John Bean Technologies Corp.(b)	285,293	32,486,314
Kadant Inc.	103,891	14,646,553
Lindsay Corp.	98,697	12,678,617
Luxfer Holdings PLC	13,810	226,760
Meritor Inc.(a)(b)	482,994	13,480,363
Mueller Water Products Inc., Class A	86,128	1,066,265
Omega Flex Inc.	26,992	3,940,832
Proto Labs Inc.(a)(b)	243,624	37,371,922
RBC Bearings Inc.(a)(b)	224,433	40,182,484
REV Group Inc.	28,137	247,887
Rexnord Corp.	83,889	3,312,777
Shyft Group Inc. (The)	313,755	8,904,367
SPX Corp.(a)	289,945	15,813,600
Tennant Co.	165,879	11,639,729
Watts Water Technologies Inc., Class A	110,635	13,464,279
Welbilt Inc.(a)	341,206	4,503,919

		355,653,591

Media — 0.6%
AMC Networks Inc., Class A(a)(b)	103,936	3,717,791
Cardlytics Inc.(a)(b)	238,432	34,040,937
Daily Journal Corp.(a)(b)	8,340	3,369,360
Gray Television Inc.(a)	236,305	4,227,496
Loral Space & Communications Inc.	25,715	539,758
Meredith Corp.	186,760	3,585,792
TechTarget Inc.(a)(b)	217,294	12,844,248
WideOpenWest Inc.(a)	243,608	2,599,297

		64,924,679

Metals & Mining — 0.4%
Caledonia Mining Corp. PLC	34,192	542,969
Compass Minerals International Inc.	310,984	19,193,932
Gatos Silver Inc.(a)(b)	56,011	729,823
Materion Corp.	58,019	3,696,971
NovaGold Resources Inc.(a)(b)	2,018,616	19,520,017

		43,683,712

Mortgage Real Estate Investment — 0.0%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	33,644	2,134,039

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.0%
Big Lots Inc.	28,873	$1,239,518

Oil, Gas & Consumable Fuels — 0.1%
Ardmore Shipping Corp.	51,367	167,970
Contango Oil & Gas Co.(a)(b)	143,600	328,844
Dorian LPG Ltd.(a)(b)	45,199	550,976
Goodrich Petroleum Corp.(a)	50,954	514,126
Magnolia Oil & Gas Corp., Class A(a)(b)	1,025,344	7,238,928
NextDecade Corp.(a)	10,168	21,251
Uranium Energy Corp.(a)(b)	603,963	1,062,975

		9,885,070

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	1,001,083	37,210,255

Personal Products — 0.5%
elf Beauty Inc.(a)(b)	410,375	10,337,346
Inter Parfums Inc.	161,548	9,772,038
Lifevantage Corp.(a)(b)	127,619	1,189,409
Medifast Inc.	102,930	20,209,276
USANA Health Sciences Inc.(a)(b)	105,186	8,109,841
Veru Inc.(a)(b)	484,167	4,188,045

		53,805,955

Pharmaceuticals — 2.5%
AcelRx Pharmaceuticals Inc.(a)	162,056	200,949
Aerie Pharmaceuticals Inc.(a)(b)	341,346	4,611,584
Agile Therapeutics Inc.(a)(b)	588,762	1,689,747
Amneal Pharmaceuticals Inc.(a)(b)	900,507	4,115,317
Amphastar Pharmaceuticals Inc.(a)(b)	330,744	6,651,262
ANI Pharmaceuticals Inc.(a)	46,097	1,338,657
Aquestive Therapeutics Inc.(a)(b)	185,044	989,985
Arvinas Inc.(a)(b)	314,739	26,730,783
Atea Pharmaceuticals Inc.(a)	103,605	4,328,617
Athira Pharma Inc.(a)	91,242	3,125,038
Avenue Therapeutics Inc.(a)(b)	62,053	369,215
Axsome Therapeutics Inc.(a)(b)	252,441	20,566,368
BioDelivery Sciences International Inc.(a)(b)	814,053	3,419,023
Cara Therapeutics Inc.(a)	381,528	5,772,519
Cassava Sciences Inc.(a)(b)	103,771	707,718
Cerecor Inc.(a)	322,781	852,142
Chiasma Inc.(a)	452,251	1,967,292
Collegium Pharmaceutical Inc.(a)(b)	317,326	6,356,040
Corcept Therapeutics Inc.(a)(b)	886,771	23,197,929
CorMedix Inc.(a)	256,776	1,907,846
Durect Corp.(a)(b)	1,871,893	3,874,819
Eloxx Pharmaceuticals Inc.(a)(b)	248,138	987,589
Endo International PLC(a)(b)	896,083	6,433,876
Eton Pharmaceuticals Inc.(a)(b)	153,144	1,245,061
Evofem Biosciences Inc.(a)(b)	643,889	1,551,772
Evolus Inc.(a)(b)	85,348	286,769
Fulcrum Therapeutics Inc.(a)(b)	131,264	1,537,101
Graybug Vision Inc.(a)(b)	45,386	1,317,102
Harmony Biosciences Holdings Inc.(a)(b)	42,606	1,540,207
Harrow Health Inc.(a)(b)	208,405	1,429,658
IMARA Inc.(a)(b)	67,878	1,496,710
Innoviva Inc.(a)(b)	575,668	7,132,527
Intra-Cellular Therapies Inc.(a)(b)	229,117	7,285,921
Kala Pharmaceuticals Inc.(a)(b)	363,965	2,467,683
Kaleido Biosciences Inc.(a)(b)	106,373	967,994
Liquidia Corp.(a)(b)	241,771	713,224
Lyra Therapeutics Inc.(a)	54,404	620,206

Security	Shares	Value

Pharmaceuticals (continued)
Marinus Pharmaceuticals Inc.(a)	229,482	$2,799,680
NGM Biopharmaceuticals Inc.(a)(b)	202,805	6,143,977
Ocular Therapeutix Inc.(a)(b)	624,275	12,922,492
Odonate Therapeutics Inc.(a)	140,890	2,705,088
Omeros Corp.(a)(b)	545,582	7,793,639
Optinose Inc.(a)(b)	320,575	1,327,180
Osmotica Pharmaceuticals PLC(a)(b)	84,236	347,052
Pacira BioSciences Inc.(a)(b)	388,233	23,231,863
Paratek Pharmaceuticals Inc.(a)(b)	373,341	2,337,115
Phathom Pharmaceuticals Inc.(a)(b)	97,980	3,254,896
Phibro Animal Health Corp., Class A	171,215	3,324,995
Pliant Therapeutics Inc.(a)	76,841	1,745,828
Prestige Consumer Healthcare Inc.(a)(b)	160,310	5,590,010
Provention Bio Inc.(a)(b)	433,649	7,346,014
Recro Pharma Inc.(a)	180,463	514,320
Relmada Therapeutics Inc.(a)	132,624	4,253,252
Revance Therapeutics Inc.(a)(b)	440,255	12,476,827
Satsuma Pharmaceuticals Inc.(a)(b)	88,273	406,939
scPharmaceuticals Inc.(a)	64,200	339,618
SIGA Technologies Inc.(a)(b)	475,846	3,459,400
Strongbridge Biopharma PLC(a)	359,476	873,527
Supernus Pharmaceuticals Inc.(a)(b)	101,304	2,548,809
Tarsus Pharmaceuticals Inc.(a)(b)	43,470	1,796,615
TherapeuticsMD Inc.(a)(b)	1,972,921	2,387,234
Theravance Biopharma Inc.(a)(b)	364,397	6,475,335
Tricida Inc.(a)(b)	257,049	1,812,195
Verrica Pharmaceuticals Inc.(a)(b)	115,838	1,333,295
VYNE Therapeutics Inc.(a)(b)	196,401	310,314
WaVe Life Sciences Ltd.(a)	295,307	2,324,066
Xeris Pharmaceuticals Inc.(a)(b)	384,943	1,893,920
Zogenix Inc.(a)(b)	505,531	10,105,565

		293,967,310

Professional Services — 1.5%
Akerna Corp.(a)(b)	147,771	478,778
ASGN Inc.(a)(b)	383,285	32,015,796
Barrett Business Services Inc.	5,068	345,688
CBIZ Inc.(a)	73,633	1,959,374
CRA International Inc.	52,914	2,694,910
Exponent Inc.	468,114	42,144,304
Forrester Research Inc.(a)	101,543	4,254,652
Franklin Covey Co.(a)	116,637	2,597,506
Huron Consulting Group Inc.(a)(b)	18,973	1,118,458
ICF International Inc.	81,595	6,064,956
Insperity Inc.	162,656	13,243,452
Kforce Inc.	178,872	7,528,723
Mastech Digital Inc.(a)	36,319	577,472
Red Violet Inc.(a)(b)	60,351	1,575,765
TriNet Group Inc.(a)(b)	375,135	30,235,881
Upwork Inc.(a)(b)	845,210	29,176,649
Willdan Group Inc.(a)(b)	66,639	2,778,846

		178,791,210

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	6,548	84,338
Cushman & Wakefield PLC(a)(b)	348,904	5,174,246
eXp World Holdings Inc.(a)(b)	226,948	14,324,958
Fathom Holdings Inc.(a)(b)	13,718	494,397
Indus Realty Trust Inc.	18,955	1,184,687
Marcus & Millichap Inc.(a)	19,478	725,166
Maui Land & Pineapple Co. Inc.(a)(b)	31,532	363,564

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Redfin Corp.(a)(b)	908,647	$62,360,444
RMR Group Inc. (The), Class A	125,294	4,838,854
St. Joe Co. (The)	150,191	6,375,608

		95,926,262

Road & Rail — 0.8%
Avis Budget Group Inc.(a)	479,192	17,873,862
Daseke Inc.(a)(b)	424,640	2,467,158
Marten Transport Ltd.	261,179	4,500,114
PAM Transportation Services Inc.(a)	2,661	130,389
Saia Inc.(a)(b)	239,512	43,303,770
Universal Logistics Holdings Inc.	49,538	1,019,987
Werner Enterprises Inc.	491,498	19,276,552

		88,571,832

Semiconductors & Semiconductor Equipment — 4.4%
Advanced Energy Industries Inc.(a)(b)	345,944	33,546,190
Ambarella Inc.(a)(b)	90,669	8,325,228
Amkor Technology Inc.	154,309	2,326,980
Atomera Inc.(a)(b)	156,511	2,518,262
Axcelis Technologies Inc.(a)	277,604	8,083,828
Brooks Automation Inc.(b)	661,782	44,901,909
CEVA Inc.(a)	199,271	9,066,831
CMC Materials Inc.	264,477	40,015,370
Cohu Inc.	24,117	920,787
CyberOptics Corp.(a)	64,590	1,465,547
Diodes Inc.(a)	68,303	4,815,362
DSP Group Inc.(a)(b)	185,494	3,077,345
FormFactor Inc.(a)	703,271	30,254,718
Ichor Holdings Ltd.(a)	204,733	6,171,676
Impinj Inc.(a)(b)	156,295	6,544,072
Lattice Semiconductor Corp.(a)(b)	1,238,918	56,767,223
MACOM Technology Solutions Holdings Inc.(a)	427,778	23,544,901
Maxeon Solar Technologies Ltd.(a)(b)	63,186	1,792,587
MaxLinear Inc.(a)(b)	373,010	14,245,252
NeoPhotonics Corp.(a)(b)	311,468	2,831,244
NVE Corp.	39,412	2,214,166
Onto Innovation Inc.(a)(b)	105,950	5,037,923
PDF Solutions Inc.(a)(b)	242,474	5,237,438
Pixelworks Inc.(a)	309,439	872,618
Power Integrations Inc.(b)	537,349	43,987,389
Semtech Corp.(a)	588,167	42,400,959
Silicon Laboratories Inc.(a)	394,933	50,290,768
SiTime Corp.(a)(b)	85,059	9,520,654
SMART Global Holdings Inc.(a)(b)	125,167	4,710,034
SunPower Corp.(a)(b)	483,653	12,400,863
Synaptics Inc.(a)(b)	296,918	28,622,895
Ultra Clean Holdings Inc.(a)	364,869	11,365,669

		517,876,688

Software — 10.4%
8x8 Inc.(a)	963,156	33,199,987
A10 Networks Inc.(a)	544,084	5,364,668
ACI Worldwide Inc.(a)	1,043,500	40,101,705
Agilysys Inc.(a)	173,277	6,650,371
Alarm.com Holdings Inc.(a)(b)	433,191	44,813,609
Altair Engineering Inc., Class A(a)(b)	394,433	22,948,112
American Software Inc./GA, Class A	275,211	4,725,373
Appfolio Inc., Class A(a)(b)	148,730	26,777,349
Appian Corp., Class A(a)(b)	324,266	52,560,276
Avaya Holdings Corp.(a)(b)	753,053	14,420,965
Benefitfocus Inc.(a)(b)	270,947	3,923,313

Security	Shares	Value

Software (continued)
Blackbaud Inc.	450,049	$25,904,820
Blackline Inc.(a)(b)	464,410	61,943,006
Bottomline Technologies DE Inc.(a)	403,318	21,270,991
Box Inc., Class A(a)(b)	1,291,621	23,313,759
ChannelAdvisor Corp.(a)	255,874	4,088,867
Cloudera Inc.(a)(b)	907,322	12,620,849
CommVault Systems Inc.(a)(b)	384,743	21,303,220
Cornerstone OnDemand Inc.(a)	558,984	24,617,655
Digimarc Corp.(a)(b)	102,930	4,862,413
Digital Turbine Inc.(a)	766,063	43,328,523
Domo Inc., Class B(a)(b)	237,895	15,170,564
Ebix Inc.	135,943	5,161,756
eGain Corp.(a)	70,625	834,081
Envestnet Inc.(a)(b)	483,839	39,815,111
Intelligent Systems Corp.(a)(b)	69,213	2,776,133
InterDigital Inc.	87,451	5,306,527
j2 Global Inc.(a)	394,964	38,584,033
LivePerson Inc.(a)(b)	568,015	35,347,574
MicroStrategy Inc., Class A(a)(b)	41,874	16,270,143
Mimecast Ltd.(a)	520,365	29,577,547
Mitek Systems Inc.(a)(b)	367,237	6,529,474
Model N Inc.(a)(b)	310,496	11,078,497
OneSpan Inc.(a)	307,577	6,360,692
Park City Group Inc.(a)	23,890	114,433
Ping Identity Holding Corp.(a)(b)	341,777	9,788,493
Progress Software Corp.	408,485	18,459,437
PROS Holdings Inc.(a)(b)	357,491	18,149,818
Q2 Holdings Inc.(a)(b)	458,944	58,070,184
QAD Inc., Class A(b)	106,303	6,716,224
Qualys Inc.(a)(b)	310,199	37,803,952
Rapid7 Inc.(a)(b)	470,949	42,460,762
Rimini Street Inc.(a)	216,560	959,361
SailPoint Technologies Holdings Inc.(a)(b)	802,301	42,714,505
Sapiens International Corp. NV.	248,592	7,609,401
SecureWorks Corp., Class A(a)(b)	9,864	140,266
ShotSpotter Inc.(a)(b)	74,955	2,825,804
Smith Micro Software Inc.(a)	311,373	1,687,642
Sprout Social Inc., Class A(a)(b)	253,624	11,517,066
SPS Commerce Inc.(a)(b)	323,564	35,135,815
Sumo Logic Inc.(a)(b)	102,221	2,921,476
SVMK Inc.(a)(b)	1,118,787	28,585,008
Telenav Inc.(a)	119,261	560,527
Tenable Holdings Inc.(a)	649,508	33,943,288
Upland Software Inc.(a)	240,867	11,053,387
Varonis Systems Inc.(a)(b)	284,130	46,486,509
Verint Systems Inc.(a)(b)	265,157	17,813,247
Veritone Inc.(a)	212,996	6,059,736
VirnetX Holding Corp.	305,365	1,539,040
Workiva Inc.(a)(b)	361,964	33,163,142
Xperi Holding Corp.	69,739	1,457,545
Yext Inc.(a)(b)	942,629	14,818,128
Zix Corp.(a)(b)	496,865	4,287,945
Zuora Inc., Class A(a)(b)	914,125	12,733,761

		1,221,127,865

Specialty Retail — 2.1%
Aaron’s Co. Inc. (The)(a)	40,431	766,572
Academy Sports & Outdoors Inc.(a)(b)	29,073	602,683
America’s Car-Mart Inc./TX(a)(b)	44,245	4,859,871
Asbury Automotive Group Inc.(a)	68,605	9,998,493
Boot Barn Holdings Inc.(a)(b)	237,548	10,300,081

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Camping World Holdings Inc., Class A	298,292	$7,770,507
Children’s Place Inc. (The)	90,272	4,522,627
Envela Corp.(a)	61,008	317,242
GrowGeneration Corp.(a)(b)	335,080	13,476,918
Lithia Motors Inc., Class A(b)	115,929	33,928,940
Lumber Liquidators Holdings Inc.(a)	36,433	1,119,950
Monro Inc.	147,169	7,844,108
Murphy USA Inc.	245,989	32,192,580
National Vision Holdings Inc.(a)(b)	606,768	27,480,523
OneWater Marine Inc., Class A(a)	76,601	2,228,323
Rent-A-Center Inc./TX	391,019	14,972,117
RH(a)(b)	143,692	64,305,044
Sleep Number Corp.(a)(b)	95,882	7,848,901
Sportsman’s Warehouse Holdings Inc.(a)	395,845	6,947,080
Winmark Corp.	7,548	1,402,418

		252,884,978

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology Inc.(a)(b)	290,434	4,609,187
Corsair Gaming Inc.(a)(b)	77,353	2,801,726
Diebold Nixdorf Inc.(a)	260,832	2,780,469
Immersion Corp.(a)(b)	111,006	1,253,258
Intevac Inc.(a)	50,215	362,050
Quantum Corp.(a)	49,552	303,258
Super Micro Computer Inc.(a)(b)	115,295	3,650,240

		15,760,188

Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)	608,010	38,097,906
Deckers Outdoor Corp.(a)	255,014	73,132,915
Steven Madden Ltd.	328,406	11,599,300
Superior Group of Companies Inc.	15,975	371,259

		123,201,380

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)(b)	37,918	1,423,063
Columbia Financial Inc.(a)(b)	120,703	1,878,139
Federal Agricultural Mortgage Corp., Class C, NVS	19,377	1,438,742
FS Bancorp. Inc.	3,989	218,597
Greene County Bancorp. Inc.	3,892	99,207
Hingham Institution For Savings (The)	846	182,736
Kearny Financial Corp./MD	185,590	1,959,830
Luther Burbank Corp.	9,834	96,373
NMI Holdings Inc., Class A(a)(b)	41,490	939,749
PennyMac Financial Services Inc.	46,568	3,055,792
Walker & Dunlop Inc.	22,991	2,115,632
Waterstone Financial Inc.	11,046	207,886

		13,615,746

Tobacco — 0.1%
Turning Point Brands Inc.(b)	110,033	4,903,070
Vector Group Ltd.	145,532	1,695,448

		6,598,518

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.	138,699	10,817,135
Boise Cascade Co.	62,199	2,973,112

Security	Shares	Value

Trading Companies & Distributors (continued)
CAI International Inc.	27,819	$869,066
EVI Industries Inc.(a)(b)	45,175	1,351,636
Foundation Building Materials Inc.(a)	40,447	776,987
Herc Holdings Inc.(a)	12,458	827,336
Lawson Products Inc./DE(a)	25,001	1,272,801
SiteOne Landscape Supply Inc.(a)(b)	400,370	63,510,693
Systemax Inc.	75,113	2,695,806
Transcat Inc.(a)	64,739	2,245,148

		87,339,720

Water Utilities — 0.7%
American States Water Co.	336,183	26,729,910
Artesian Resources Corp., Class A, NVS	4,345	161,113
Cadiz Inc.(a)(b)	104,746	1,115,545
California Water Service Group.	415,709	22,460,757
Global Water Resources Inc.	112,812	1,625,621
Middlesex Water Co.	155,513	11,270,027
Pure Cycle Corp.(a)	180,822	2,030,631
SJW Group	127,113	8,816,558
York Water Co. (The)	118,905	5,540,973

		79,751,135

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	398,264	5,065,918
Gogo Inc.(a)(b)	482,522	4,646,687
Shenandoah Telecommunications Co.	438,962	18,985,106

		28,697,711

Total Common Stocks — 99.8% (Cost: $9,013,394,397)		11,758,628,363

Short-Term Investments

Money Market Funds — 16.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	1,881,762,227	1,882,891,284
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	12,870,000	12,870,000

		1,895,761,284

Total Short-Term Investments — 16.1% (Cost: $1,894,828,023)		1,895,761,284

Total Investments in Securities — 115.9% (Cost: $10,908,222,420)		13,654,389,647

Other Assets, Less Liabilities — (15.9)%		(1,878,087,035)

Net Assets — 100.0%		$11,776,302,612

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 2000 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,497,396,176	$384,365,186	(a)	$—	$68,017	$1,061,905	$1,882,891,284	1,881,762,227	$15,209,426	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,650,000	1,220,000	(a)	—	—	—	12,870,000	12,870,000	12,843		—
PennyMac Financial Services Inc.(c)	—	2,650,753		(800,870)	161,204	—	N/A	N/A	14,800		—

					$229,221	$1,061,905	$1,895,761,284		$15,237,069		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	261	03/19/21	$25,771	$281,107

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,758,298,946	$—	$329,417	$11,758,628,363
Money Market Funds	1,895,761,284	—	—	1,895,761,284

	$13,654,060,230	$—	$329,417	$13,654,389,647

Derivative financial instruments(a)
Assets
Futures Contracts	$281,107	$—	$—	$281,107

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares